Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure Of Interests In Other Entities [line items]
Summary of Shares in Group Companies

	2025	2024
On January 1	8,653	8,536

Capital contributions and acquisitions	531	207

Dividend received and divestitures	(1,320)	(1,444)

Net result for the financial year	1,184	806

Revaluations	223	548

On December 31	9,271	8,653